1. Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2017	Sep. 30, 2016
Allowance for doubtful accounts	$ 0		$ 0		$ 14,482	$ 0
Indefinite lived trade name	69,300		69,300		69,300	69,300
Advertising and marketing expense	$ 67,783	$ 131,508	$ 206,018	$ 307,977	$ 375,499	$ 402,402
Risk free interest rate minimum			0.85%		0.85%
Risk free interest rate maximum			2.55%		1.41%
Risk free interest rate				0.97%		0.97%
Dividend yield			0.00%		0.00%
Expected life			2 years		2 years
Volatility rate minimum			43.00%		43.00%
Volatility rate maximum			137.00%		137.00%
Weighted average number of shares outstanding	35,837,900	34,886,089	35,827,925	35,137,625	35,361,321	31,626,189
Antidilutive shares excluded from computation of EPS			3,430,646	2,340,171	2,817,146	2,200,346
Tax Coach Software [Member] | Customer Relationships [Member]
Finite lived intangible assets	$ 44,900		$ 44,900		$ 44,900
Amortization expense	2,806	$ 8,418	14,032	$ 14,032	11,225	$ 11,225
Accumulated amortization	30,868		30,868		22,450	11,225
Tax Coach Software [Member] | Proprietary Content [Member]
Finite lived intangible assets	525,100		525,100		525,100
Amortization expense	14,409	14,409	49,227	49,227	65,638	65,638
Accumulated amortization	180,503		180,503		131,276	65,638
Tax Coach Software [Member] | Noncompete Agreements [Member]
Finite lived intangible assets	26,300		26,300		26,300
Amortization expense	1,315	$ 1,315	3,945	$ 3,945	5,260	5,260
Accumulated amortization	14,465		14,465		10,520	$ 5,260
Tax Coach Software [Member] | Trade Names [Member]
Indefinite lived trade name	$ 69,300		$ 69,300		$ 69,300